PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advance to suppliers	$ 19,433	$ 24,930
Advance payments to acquisitions	3,322	10,570
Staff advance	6,630	5,485
Prepaid rental expenses	8,744	7,788
Prepaid expenses	2,067	4,302
Advance payments for investment		4,000
Other receivable	9,400	5,557
Interest income receivable	140	27
Total	$ 49,736	$ 62,659